Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.44%
Communication services: 0.50%
Interactive media & services: 0.50%
Bumble, Inc. Class A†	457,846	$3,726,867
Consumer discretionary: 9.48%
Automobile components: 0.92%
Gentherm, Inc.†	172,929	6,904,190
Distributors: 0.54%
LKQ Corp.	109,069	4,008,286
Diversified consumer services: 1.22%
Service Corp. International	114,280	9,121,830
Hotels, restaurants & leisure: 1.38%
Planet Fitness, Inc. Class A†	103,791	10,261,816
Household durables: 1.36%
Mohawk Industries, Inc.†	84,954	10,120,570
Specialty retail: 4.06%
Burlington Stores, Inc.†	40,056	11,418,364
Leslie’s, Inc.†	2,275,139	5,073,560
National Vision Holdings, Inc.†	297,441	3,099,335
Revolve Group, Inc.†	318,772	10,675,674
		30,266,933
Consumer staples: 1.35%
Household products: 1.35%
Church & Dwight Co., Inc.	96,146	10,067,448
Financials: 16.92%
Banks: 5.73%
Ameris Bancorp	125,135	7,829,697
Pinnacle Financial Partners, Inc.	84,495	9,665,383
Prosperity Bancshares, Inc.	99,920	7,528,972
Webster Financial Corp.	168,239	9,290,158
Wintrust Financial Corp.	67,636	8,434,885
		42,749,095
Capital markets: 2.23%
Cboe Global Markets, Inc.	36,757	7,182,318
Raymond James Financial, Inc.	60,836	9,449,656
		16,631,974
Financial services: 1.28%
Essent Group Ltd.	174,548	9,502,393
Insurance: 7.68%
Arch Capital Group Ltd.	138,370	12,778,470
Axis Capital Holdings Ltd.	141,887	12,574,026
See accompanying notes to portfolio of investments
Allspring Common Stock Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Insurance(continued)
First American Financial Corp.	176,867	$11,043,575
HCI Group, Inc.	68,123	7,938,373
Reinsurance Group of America, Inc.	60,492	12,922,906
		57,257,350
Health care: 12.98%
Health care equipment & supplies: 5.02%
Align Technology, Inc.†	40,770	8,500,953
Haemonetics Corp.†	111,323	8,692,100
Integer Holdings Corp.†	79,113	10,484,055
LivaNova PLC†	211,473	9,793,314
		37,470,422
Health care providers & services: 2.64%
HealthEquity, Inc.†	145,802	13,989,702
Humana, Inc.	22,437	5,692,491
		19,682,193
Health care technology: 0.25%
Schrodinger, Inc.†	97,031	1,871,728
Life sciences tools & services: 5.07%
Azenta, Inc.†	216,117	10,805,850
Bio-Rad Laboratories, Inc. Class A†	41,539	13,645,977
Bruker Corp.	154,188	9,038,500
Charles River Laboratories International, Inc.†	23,286	4,298,596
		37,788,923
Industrials: 22.07%
Aerospace & defense: 2.12%
Melrose Industries PLC	2,280,456	15,810,449
Building products: 4.42%
AAON, Inc.	95,626	11,253,268
AZEK Co., Inc. Class A†	199,231	9,457,495
Carlisle Cos., Inc.	33,174	12,235,898
		32,946,661
Commercial services & supplies: 0.95%
Republic Services, Inc. Class A	35,210	7,083,548
Construction & engineering: 1.35%
API Group Corp.†	279,581	10,056,529
Electrical equipment: 3.91%
Allient, Inc.	219,417	5,327,445
Atkore, Inc.	124,939	10,426,159
Regal Rexnord Corp.	86,605	13,435,034
		29,188,638
See accompanying notes to portfolio of investments
2 | Allspring Common Stock Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Machinery: 0.93%
Ingersoll Rand, Inc.	76,361	$6,907,616
Marine transportation: 1.10%
Kirby Corp.†	77,576	8,207,541
Professional services: 5.14%
Dun & Bradstreet Holdings, Inc.	983,069	12,249,040
Paycor HCM, Inc.†	402,435	7,473,218
TransUnion	93,890	8,704,542
WNS Holdings Ltd.†	208,427	9,877,355
		38,304,155
Trading companies & distributors: 2.15%
Air Lease Corp. Class A	237,038	11,427,602
United Rentals, Inc.	6,551	4,614,786
		16,042,388
Information technology: 17.91%
Electronic equipment, instruments & components: 3.56%
Littelfuse, Inc.	46,125	10,869,356
Teledyne Technologies, Inc.†	33,761	15,669,493
		26,538,849
IT services: 1.48%
Okta, Inc.†	139,677	11,006,548
Semiconductors & semiconductor equipment: 4.74%
Marvell Technology, Inc.	191,021	21,098,269
ON Semiconductor Corp.†	226,700	14,293,435
		35,391,704
Software: 8.13%
CCC Intelligent Solutions Holdings, Inc.†	908,097	10,651,978
Dynatrace, Inc.†	223,375	12,140,431
PagerDuty, Inc.†	508,433	9,283,987
Q2 Holdings, Inc.†	92,952	9,355,619
QXO, Inc.†	622,780	9,902,202
Riskified Ltd. Class A†	721,643	3,413,371
SPS Commerce, Inc.†	31,879	5,865,417
		60,613,005
Materials: 8.83%
Chemicals: 3.79%
Ashland, Inc.	128,029	9,148,952
Olin Corp.	247,676	8,371,449
Westlake Corp.	93,901	10,765,750
		28,286,151
See accompanying notes to portfolio of investments
Allspring Common Stock Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Containers & packaging: 2.78%
Crown Holdings, Inc.	125,228	$10,355,103
International Paper Co.	192,030	10,335,055
		20,690,158
Metals & mining: 1.10%
Commercial Metals Co.	165,931	8,230,177
Paper & forest products: 1.16%
Louisiana-Pacific Corp.	83,520	8,648,496
Real estate: 8.40%
Industrial REITs : 1.53%
Terreno Realty Corp.	193,420	11,438,859
Residential REITs : 4.19%
American Homes 4 Rent Class A	237,930	8,903,340
Mid-America Apartment Communities, Inc.	62,140	9,604,980
Sun Communities, Inc.	103,373	12,711,778
		31,220,098
Specialized REITs : 2.68%
CubeSmart	185,394	7,944,133
SBA Communications Corp. Class A	59,176	12,060,069
		20,004,202
Total common stocks (Cost $544,308,292)		734,047,790
Investment companies: 1.35%
Exchange-traded funds: 1.35%
SPDR S&P Biotech ETF	112,020	10,088,521
Total investment companies (Cost $5,984,623)		10,088,521

		Yield
Short-term investments: 0.40%
Investment companies: 0.40%
Allspring Government Money Market Fund Select Class♠∞		4.42%	2,978,690	2,978,690
Total short-term investments (Cost $2,978,690)				2,978,690
Total investments in securities (Cost $553,271,605)	100.19%			747,115,001
Other assets and liabilities, net	(0.19)			(1,389,889)
Total net assets	100.00%			$745,725,112

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
4 | Allspring Common Stock Fund

Portfolio of investments—December 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,265,814	$46,662,384	$(47,949,508)	$0	$0	$2,978,690	2,978,690	$81,971
See accompanying notes to portfolio of investments
Allspring Common Stock Fund | 5

Notes to portfolio of investments—December 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2024, such fair value pricing was not used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Common Stock Fund

Notes to portfolio of investments—December 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,726,867	$0	$0	$3,726,867
Consumer discretionary	70,683,625	0	0	70,683,625
Consumer staples	10,067,448	0	0	10,067,448
Financials	126,140,812	0	0	126,140,812
Health care	96,813,266	0	0	96,813,266
Industrials	164,547,525	0	0	164,547,525
Information technology	133,550,106	0	0	133,550,106
Materials	65,854,982	0	0	65,854,982
Real estate	62,663,159	0	0	62,663,159
Investment companies	10,088,521	0	0	10,088,521
Short-term investments
Investment companies	2,978,690	0	0	2,978,690
Total assets	$747,115,001	$0	$0	$747,115,001
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Common Stock Fund | 7